Segment Information	12 Months Ended
Nov. 30, 2012
Segment Information

NOTE 12 – Segment Information

We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the Chairman of the Boards of Directors and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are taken by the CODM upon review of the segment results across all of our cruise brands and other segments.

Our North America cruise segment includes Carnival Cruise Lines, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, Ibero, P&O Cruises (Australia) and P&O Cruises (UK). These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other corporate-wide services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and two of our ships that we charter to an unaffiliated entity. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277	$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433 (b)	1,291	15,894
Cruise Support	86	22	114	28	(78)	33	888
Tour and Other (a)	211	154	7	40	10	18	486	(c)
Intersegment elimination (a)	(106)	(106)	-	-	-	-	-

	$15,382	$10,320	$1,720	$1,527	$1,642	$2,332	$39,161

2011
North America Cruise Brands (a)	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other (a)	392	318	21	43	10	16	574	(c)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands (a)	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other (a)	403	334	30	41	(2)	19	600	(c)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

(a)	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

In 2012, the Tour and Other segment no longer includes revenues for the cruise portion of a tour. However, a portion of the North America cruise brands’ segment revenues include revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

This change in 2012 from prior years is referred to as “the change in the accounting for our North America cruise brands and Tour and Other segments” and did not have a significant impact on either of these segments’ 2012, 2011 and 2010 operating income.

(b)	Includes $173 million of impairment charges related to Ibero’s goodwill and trademarks.
(c)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. principally by non-U.S. tour operators and non-U.S. travel agencies. Substantially all of our long-lived assets are located outside of the U.S. and consist principally of our ships and ships under construction.

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2012	2011	2010

North America	$7,952	$7,835	$7,467
Europe	5,367	5,961	5,574
Australia and Asia	1,506	1,528	1,063
Others	557	469	365

	$15,382	$15,793	$14,469